UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners Offshore LLC
         --------------------------------------------
Address:          717 Fifth Avenue
         --------------------------------------------
                  New York, NY 10022
         --------------------------------------------


Form 13F File Number:  28-05427
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard I. Ellenbogen
         --------------------------------------------
Title:            Vice President & General Counsel
         --------------------------------------------
Phone:            212.224.5505
         --------------------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   4/27/01
------------------------    -------------------------       ------
(Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        -----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              38
                                            ---------------------------

Form 13F Information Table Value Total:    $         12,857
                                            ---------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE






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

                                                         ENTRUST PARTNERS OFFSHORE LLC
Name Of issuer                      Title Of Class  Cusip      Market Value Shares/Prn Amt SH/Prn PUT/CALL
                                                               * 1000
ASPECT TELECOMMUNICATIONS CORP      COMMON STOCK    04523710            333          75300 SH
ASPEON INC                          COMMON STOCK    045354107             8          37725 SH
AT&T CORP LIBERTY MEDIA CORP        COMMON STOCK    001957208           282          20150 SH
AZTEC TECHNOLOGY PARTNERS INC       COMMON STOCK    05480L101            14         155600 SH
BEA SYSTEMS INC                     COMMON STOCK    073325102           115           3900 SH
CABLETRON SYSTEMS INC               COMMON STOCK    126920107           794          61525 SH
CAPITAL ONE FINANCIAL CORP          COMMON STOCK    14040H105           266           4800 SH
CASELLA WASTE SYSTEMS INC-CLA       COMMON STOCK    147448104           715          79950 SH
CRESTLINE CAPITAL CORP              COMMON STOCK    226153104          1418          52225 SH
CITIGROUP INC                       COMMON STOCK    172967101           157           3500 SH
DIAMONDS TRUST - UNIT SERIES 1      SHARES          252787106           154           1550 SH
***ESC MEDICAL SYSTEMS LTD          CONVERT. BOND   269025AB8           270         300000 PRN
***ESC MEDICAL SYSTEMS LTD          ORDINARY SHS    M40868107           732          30400 SH
J P MORGAN CHASE & CO               COMMON STOCK    46625H100           166           3700 SH
MBNA CORP                           COMMON STOCK    55262L100           166           5000 SH
NAVISTAR INTERNATIONAL CORP         COMMON STOCK    63934E108           185           8100 SH
NEXTEL COMMUNICATIONS INC CL-A      COMMON STOCK    65332V103           151          10500 SH
OMNICARE INC                        COMMON STOCK    681904108           196           9150 SH
ORACLE CORP                         COMMON STOCK    68389X105           195          13000 SH
PHARMACEUTICAL HOLDRS TR            DEP. RECEIPTS   71712A206           239           2500 SH
REGIONAL BK HOLDERS TR              DEP. RECEIPTS   75902E100           141           1250 SH
STANDARD & POORS DEP. REC           SHARES          78462F103           158           1350 SH
***SBS BROADCASTING SA              COMMON STOCK    L8137F102           738          38100 SH
SECTOR SPDR TRUST                   SHARES          78462F103           141           5300 SH
SIEBEL SYSTEMS INC                  COMMON STOCK    826170102           120           4400 SH
STANLEY WORKS                       COMMON STOCK    854616109           372          11300 SH
STARWOOD HOTELS & RESORTS           COMMON STOCK    85590A203           696          20475 SH
SUN MICROSYSTEMS INC                COMMON STOCK    866810104           100           6500 SH
TRIZEC HAHN CORP                    COMMON STOCK    896938107           352          23400 SH
UNITEDFLOBALCOM CL A                COMMON STOCK    913247508           804          61250 SH
USA NETWORKS INC                    COMMON STOCK    902984103           333          13900 SH
VIACOM INC CL-B                     COMMON STOCK    925524308           284           6450 SH
VODAFONE GROUP PLC NEW              COMMON STOCK    92857W100           436          16050 SH
GLOBALSTAR T JAN 020                COMMON STOCK    G3930H104          1381            713 SH     PUT
GLOBALSTAR T JAN 010                COMMON STOCK    G3930H104            34             35 SH     PUT
METRICOM INC                        COMMON STOCK     591596101          166            130 SH     PUT
RITE AID CRP JAN 005                COMMON STOCK    767754104            14            155 SH     PUT
VENTANA MED JAN 22.5                COMMON STOCK    92276H106            31            110 SH     PUT
                                                                      12857
*** FOREIGN COMPANY


Table continued...

Name Of issuer                       Investment Managers  Sole    Shared None
                                     Discretion

ASPECT TELECOMMUNICATIONS CORP       SOLE                   75300
ASPEON INC                           SOLE                   37725
AT&T CORP LIBERTY MEDIA CORP         SOLE                   20150
AZTEC TECHNOLOGY PARTNERS INC        SOLE                  155600
BEA SYSTEMS INC                      SOLE                    3900
CABLETRON SYSTEMS INC                SOLE                   61525
CAPITAL ONE FINANCIAL CORP           SOLE                    4800
CASELLA WASTE SYSTEMS INC-CLA        SOLE                   79950
CRESTLINE CAPITAL CORP               SOLE                   52225
CITIGROUP INC                        SOLE                    3500
DIAMONDS TRUST - UNIT SERIES 1       SOLE                    1550
***ESC MEDICAL SYSTEMS LTD           SOLE                  300000
***ESC MEDICAL SYSTEMS LTD           SOLE                   30400
J P MORGAN CHASE & CO                SOLE                    3700
MBNA CORP                            SOLE                    5000
NAVISTAR INTERNATIONAL CORP          SOLE                    8100
NEXTEL COMMUNICATIONS INC CL-A       SOLE                   10500
OMNICARE INC                         SOLE                    9150
ORACLE CORP                          SOLE                   13000
PHARMACEUTICAL HOLDRS TR             SOLE                    2500
REGIONAL BK HOLDERS TR               SOLE                    1250
STANDARD & POORS DEP. REC            SOLE                    1350
***SBS BROADCASTING SA               SOLE                   38100
SECTOR SPDR TRUST                    SOLE                    5300
SIEBEL SYSTEMS INC                   SOLE                    4400
STANLEY WORKS                        SOLE                   11300
STARWOOD HOTELS & RESORTS            SOLE                   20475
SUN MICROSYSTEMS INC                 SOLE                    6500
TRIZEC HAHN CORP                     SOLE                   23400
UNITEDFLOBALCOM CL A                 SOLE                   61250
USA NETWORKS INC                     SOLE                   13900
VIACOM INC CL-B                      SOLE                    6450
VODAFONE GROUP PLC NEW               SOLE                   16050
GLOBALSTAR T JAN 020                 SOLE                     713
GLOBALSTAR T JAN 010                 SOLE                      35
METRICOM INC                         SOLE                     130
RITE AID CRP JAN 005                 SOLE                     155
VENTANA MED JAN 22.5                 SOLE                     110

*** FOREIGN COMPANY